Deposits and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Deposits And Other Current Assets
Schedule of Other Current Assts

Deposits and other current assets were comprised of:

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Utility deposits	-	13,250	1,697
Other receivables	-	390,000	49,947
Deposits and other current assets	-	403,250	51,644